Note 14 - Stockholders' Equity (Details Textual)				6 Months Ended		12 Months Ended
	Oct. 15, 2025 USD ($) $ / shares shares	May 06, 2025 shares	Apr. 29, 2025 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Nov. 30, 2021 USD ($)
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares) | shares				0
Treasury Stock, Shares, Acquired (in shares) | shares					0
Common Stock, Shares, Issued (in shares) | shares				131,897,117
Common Stock, Shares, Outstanding (in shares) | shares				120,892,607
Stock Issued During Period, Value, New Issues				$ 4,778,000	$ 2,993,000
Dividends, Preferred Stock, Cash				$ 10,460,000	$ 10,460,000
Costamare Bulkers Inc. (“CBI”) [Member]
Conversion of Stock, Shares Issued (in shares) | shares		5				5
Costamare Shareholders [Member] | Costamare Bulkers [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			24,022,218
O 2024 Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.115
Dividends, Common Stock, Cash					$ 13,715,000
Common Stock Dividends, Shares (in shares) | shares					7,056
O, 2025, Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.115
Dividends, Common Stock, Cash					$ 13,734,000
Common Stock Dividends, Shares (in shares) | shares					8,635
O, 2025, Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.115
Dividends, Common Stock, Cash				$ 13,789,000
Common Stock Dividends, Shares (in shares) | shares				4,830
O 2026 Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.115
Dividends, Common Stock, Cash				$ 13,813,000
Common Stock Dividends, Shares (in shares) | shares				4,648
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				308,678	314,891
Stock Repurchase Program, Authorized Amount							$ 150,000,000
Share Repurchase Program, Remaining Authorized, Amount				$ 29,905,000
Stock Issued During Period, Value, New Issues				0	$ 0
Dividends, Preferred Stock, Cash				$ (0)	$ (0)
Preferred Stock [Member]
Stock Repurchase Program, Authorized Amount							$ 150,000,000
Common Stock Issued for the Services Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				299,200	299,200
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Common Stock Issued for Dividend Reinvestment Plan [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				9,478		31,096
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001
Shares Issued, Price Per Share (in dollars per share) | $ / shares				$ 15.8722		$ 10.534
Series E Preferred Stock [Member]
Preferred Stock, Votes per Share	50,000
Preferred Stock, Redemption Price Per Share (in dollars per share) | $ / shares	$ 1
Series E Preferred Stock [Member] | Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	1,200
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001
Stock Issued During Period, Value, New Issues	$ 1,200
Series B Preferred Stock [Member] | O, 2024, Q4 October 15, 2024 to January 14, 2025, Dividends [Member]
Dividends, Preferred Stock, Cash					$ 939,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.476563
Series B Preferred Stock [Member] | O, 2025, Q1, January 15, 2025 to April 14, 2025 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 939,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.476563
Series B Preferred Stock [Member] | O, 2025, Q4 October 15, 2025 to January 14, 2026, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.476563
Series B Preferred Stock [Member] | O, 2026, Q1,January 15, 2026 to April 14, 2026, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.476563
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				0	0
Stock Issued During Period, Value, New Issues				$ 0	$ 0
Dividends, Preferred Stock, Cash				(0)	(0)
Series C Preferred Stock [Member] | O, 2024, Q4 October 15, 2024 to January 14, 2025, Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,111,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.53125
Series C Preferred Stock [Member] | O, 2025, Q1, January 15, 2025 to April 14, 2025 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,111,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.53125
Series C Preferred Stock [Member] | O, 2025, Q4 October 15, 2025 to January 14, 2026, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.53125
Series C Preferred Stock [Member] | O, 2026, Q1,January 15, 2026 to April 14, 2026, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.53125
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				0	0
Stock Issued During Period, Value, New Issues				$ 0	$ 0
Dividends, Preferred Stock, Cash				(0)	(0)
Series D Preferred Stock [Member] | O, 2024, Q4 October 15, 2024 to January 14, 2025, Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,180,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.546875
Series D Preferred Stock [Member] | O, 2025, Q1, January 15, 2025 to April 14, 2025 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,180,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares					$ 0.546875
Series D Preferred Stock [Member] | O, 2025, Q4 October 15, 2025 to January 14, 2026, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,180,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.546875
Series D Preferred Stock [Member] | O, 2026, Q1,January 15, 2026 to April 14, 2026, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,180,000
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share) | $ / shares				$ 0.546875
Series D Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares				0	0
Stock Issued During Period, Value, New Issues				$ 0	$ 0
Dividends, Preferred Stock, Cash				$ (0)	$ (0)